CAPITAL MANAGEMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity	$ 78,507,000	$ 59,008,000	$ 53,923,000	$ 75,168,000
Term Facility	0	2,513,000
Finance Lease Obligations	1,069,000	486,000
Equipment Loans	0	72,000
Total capital	$ 79,576,000	$ 62,079,000